Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-Accounted Associates (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of associates [line items]
Net income	$ 79	$ 92	$ 121
Associates [member]
Disclosure of associates [line items]
Net income	12	4	15
OCI	1	(1)	(7)
Total comprehensive income	$ 13	$ 3	$ 8